Preferred and common stock (Tables)	6 Months Ended
Sep. 30, 2022
Schedule of Stock by Class
The composition of preferred stock at March 31, 2022 and September 30, 2022 is as follows:

Class of stock	March 31, 2022		September 30, 2022
	Authorized	Issued	Authorized	Issued

	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—